CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS - Schedule of Cash Position by Geographic Area (Details) - Geographic Concentration Risk [Member] - Cash and Cash Equivalents [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Cash Position by Geographic Area [Line Items]
Total cash and cash equivalents, and restricted cash	$ 325,338	$ 1,170,464
Total cash and cash equivalents, and restricted cash, percentage	100.00%	100.00%
Singapore [Member]
Schedule of Cash Position by Geographic Area [Line Items]
Total cash and cash equivalents, and restricted cash	$ 228,373	$ 228,448
Total cash and cash equivalents, and restricted cash, percentage	70.20%	19.50%
Hongkong [Member]
Schedule of Cash Position by Geographic Area [Line Items]
Total cash and cash equivalents, and restricted cash	$ 96,178	$ 936,264
Total cash and cash equivalents, and restricted cash, percentage	29.60%	80.00%
China (Mainland) [Member]
Schedule of Cash Position by Geographic Area [Line Items]
Total cash and cash equivalents, and restricted cash	$ 787	$ 5,752
Total cash and cash equivalents, and restricted cash, percentage	0.20%	0.50%